Financial risk management - Additional information - (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 24,277,115		S/ 19,072,718
Impaired Loan amount	24,277,115		19,072,718
Indirect loans	4,611,931		4,101,977
Rescheduled Loans	S/ 10,489,000,000
Small Business Banking [Member]
Disclosure of provision matrix [line items]
Percentage Of Operation	60.00%	60.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 2,296,590,000	$ 634,242,000	S/ 2,264,171,000	$ 683,214,000
Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	30,000,000,000
Maximum Loan Disbursement Amount For Companies	S/ 10,000,000
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	40.00%	40.00%	40.00%	40.00%
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%	30.00%	30.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%	30.00%	30.00%
Severe Case Scenario [Member]
Disclosure of provision matrix [line items]
Adjustments For Increase Decrease On Credit Exposure	S/ 23,000,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage.	2.00%
Relative variation percentage	600.00%
Top of range [member] | Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	S/ 60,000,000,000
Financial Guarantee coverage percentage	98.00%	98.00%
Bottom of range [member] | Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	S/ 30,000,000,000
Financial Guarantee coverage percentage	80.00%	80.00%
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.00%	89.00%	89.80%	89.80%
Financial assets in fixed income instruments	S/ 850,003,000		S/ 928,742,000
Impaired Loan amount	S/ 850,003,000		S/ 928,742,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	97.60%	97.60%	97.70%	97.70%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.90%	6.90%	3.60%	3.60%
Financial assets in fixed income instruments	S/ 225,373,000		S/ 186,095,000
Impaired Loan amount	S/ 225,373,000		S/ 186,095,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.30%	1.30%	1.00%	1.00%
Financial assets in fixed income instruments	S/ 848,502,000		S/ 622,195,000
Impaired Loan amount	S/ 848,502,000		S/ 622,195,000
Mortgages [member] | Weighted average [member]
Disclosure of provision matrix [line items]
Probability Of Default Range Percentage	(43.00%)	(43.00%)
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.50%	89.50%	80.40%	80.40%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	88.40%	88.40%	91.80%	91.80%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 1,073,875,000		S/ 808,290,000
Impaired Loan amount	S/ 1,073,875,000		S/ 808,290,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	85.50%	85.50%	89.30%	89.30%